SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Awards Outstanding
The number of share options and warrants outstanding under the Plan and the Founders’ Awards as at December 31, 2025, 2024, and 2023 were as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as of January 1, 2025	5,222,688	8.32
Granted	28,340	12.35
Forfeited	(6,458)	9.88
Exercised	(48,221)	4.81
Expired	(2,500)	12.69
Awards outstanding as of December 31, 2025	5,193,849	8.37
Awards exercisable as of December 31, 2025	1,038,834	9.48

Awards outstanding as of January 1, 2024	5,852,864	8.25
Granted	41,787	8.47
Forfeited	(202,093)	13.13
Exercised	(434,454)	4.77
Expired	(35,416)	13.46
Awards outstanding as of December 31, 2024	5,222,688	8.32
Awards exercisable as of December 31, 2024	833,390	9.22

Awards outstanding as of January 1, 2023	5,562,984	8.03
Granted	359,666	11.50
Forfeited	(26,042)	9.94
Exercised	(39,786)	4.10
Expired	(3,958)	14.61
Awards outstanding as of December 31, 2023	5,852,864	8.25
Awards exercisable as of December 31, 2023	825,897	7.73

Schedule of Weighted Average Assumptions used in Black-Scholes Option Pricing Model to Determine Fair Value of Other Options and Warrants Granted
The options granted during the years ended December 31, 2025, 2024 and 2023 were valued using the Black-Scholes model with the following assumptions:

	Years ended December 31,
	2025	2024	2023
Exercise price, USD	12.35	8.47	8.97 - 13.19
Share price, USD	12.35	8.47	8.97 - 13.19
Risk free interest rate	3.99%	4.4%	3.7% - 4.5%
Estimated volatility	45%	35%	45%
Dividend yield	nil	nil	nil
Expected option term, years	4	4	4 - 4.6

Schedule of RSU and Restricted Shares Activity
A summary of the RSU activity as of and for the year ended December 31, 2025 and 2024 is as follows:

	NUMBER OF SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE, USD
Outstanding as of January 1, 2025	611,831	9.42
Granted	543,960	12.90
Vested	(152,286)	9.42
Forfeited	(75,665)	11.58
Outstanding as of December 31, 2025	927,840	11.28

Outstanding as of January 1, 2024	—	—
Granted	628,515	9.42
Forfeited	(16,684)	9.26
Outstanding as of December 31, 2024	611,831	9.42

Schedule of Share-based Payment Expense
Share-based Payment Expense

	Year Ended December 31,
	2025	2024	2023
Share options expense	1,893	1,963	3,124
RSU expense	4,408	2,479	—
Restricted shares expense	569	475	483
Other share based related expenses	67	36	—
Share-based payment expense	6,937	4,953	3,607

Schedule of Unrecognized Share-Based Payment Arrangements And Weighted Average Amortization Period

	As of December 31,
	2025	2024
Unrecognized share-based payment expense, USD
Equity classified share options (excluding Founder Awards)	168	887
Founders Awards	2,161	2,821
RSUs	5,138	3,223

Weighted average remaining amortization period, years
Equity classified share options (excluding Founder Awards)	0.76	1.34
Founders Awards	2.31	3.23
RSUs	1.44	1.63